SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred tax assets	$ 1,146,650	$ 908,053	$ 662,213
Valuation allowance	(1,146,650)	(908,053)	(662,213)
Deferred tax assets (Net)	$ 0	$ 0	$ 0